Income Tax Expense - Schedule of Consolidated Financial Statements to the Income Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Expense [Abstract]
(Loss)/ Profit before income tax	$ (18,074,094)	$ (2,326,826)	$ 7,079,243	$ (98,603)
Income tax calculated at the Hong Kong statutory tax rate of 16.5%	(2,982,226)	(383,926)	1,168,075	(16,269)
Tax relief of 8.25% on the first HK$2 million			(165,000)
Expenses and losses not deductible for tax purposes	2,093,394	269,500	119,541	106,955
Income not subject to tax	(315,153)	(40,572)	(41,543)	(227,093)
Utilization of previously unrecognized deferred tax assets			(1,081,073)
Deferred tax assets not recognized	1,203,985	154,998		136,407
Income tax expense